Loss before taxation - Other items (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other items
Cost of inventories	$ 45,059,870	$ 22,470,692	$ 52,701,330	$ 10,412,753	$ 4,383,747
Depreciation charge (note 9)
– owned property, plant and equipment	2,002,036	1,003,764	2,745,549	708,637	617,334
– right-of-use assets	1,030,687	510,241	1,542,566	583,835	506,738
Amortization of intangible assets	1,069,962	848,367	3,058,527	1,133,564	1,110,516
Write-off on property, plant and equipment			476,431	0	0
Auditor's remuneration	255,343	390,465	1,221,439	566,553	56,763
Miscellaneous laboratory charges	$ 111	$ 265	$ 13,953	$ 12,892	$ 15,529